Acquisitions and disposals - acquisitions (Details) € in Millions, $ in Millions		3 Months Ended
	May 05, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	May 05, 2021 EUR (€)	May 05, 2021 USD ($)
Wento [Member] | REN [member]
Acquisitions [line items]
Percentage of share acquired					100.00%	100.00%
Cash consideration					€ 98	$ 117
Acquired a receivable						3
Increase intangible assets as of acquisition date						46
Goodwill	$ 59
Increase in deferred tax liability						9
Increase in other assets						$ 21
KrasGeoNaC [member] | E&P International [member]
Acquisitions [line items]
Percentage of share acquired				49.00%
Total purchase price				$ 529
Cash consideration				384
Contingent payments				$ 145
SPM Argentina S.A. [member] | Bandurria Sur [Member]
Acquisitions [line items]
Ownership interest in joint venture			49.00%
SPM Argentina S.A. [member] | Shell [Member]
Acquisitions [line items]
Percentage of share acquired			50.00%
SPM Argentina S.A. [member] | E&P International [member]
Acquisitions [line items]
Percentage of share acquired			50.00%
Total purchase price			$ 187
Bandurria Sur Ownership [member] | E&P International [member]
Acquisitions [line items]
Percentage of share acquired		5.50%
Total purchase price		$ 44
Ownership interest in associate		30.00%